Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 276,748,000		€ 207,240,000	[1]		€ 273,820,000	[1]
Euros equivalent to US dollar	0.89341	11,234	0.84758		1,145	0.88704		11,993
10% Increase Decrease in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 136,582,000		€ 1,038,000			€ 3,011,000			$ 153,438,000	$ 1,188,000	$ 3,611,000
Expenses	35,922,000	$ 40,355,000	8,396,000		$ 9,613,000	4,997,000		$ 5,993,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	151,758,000		1,153,000			3,345,000
Expenses	39,914,000		9,328,000			5,552,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	124,166,000		944,000			2,737,000
Expenses	€ 32,657,000		€ 7,632,000			€ 4,543,000

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.